Assets held for sale and Discontinued operations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets held for sale and discontinued operations [Line Items]
Net income	R$ 491,571	R$ 191,501	R$ (74,666)
Cash flows from investing activities	(5,739,414)	(3,135,091)	(2,774,996)
Issue of Debentures	(3,920,000)	(2,900,000)	(1,500,000)
Payments of principal - debentures	1,079,912	1,193,910	2,051,481
Amortization of principal of lease liabilities	(70,949)	(69,293)	(57,212)
Dividends and interest on own capital paid	(1,586,565)	(750,371)	(2,167,769)
Cash flows from financing activities	803,856	2,696,572	(1,922,041)
Consolidated [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Net income	21,226	191,501	(74,666)
Adjustments to reconcile net income	39,476	(12,547)	306,736
Dividends and interest on equity received	36,868	0	0
Changes in assets and liabilities	(57,434)	14,108	(2,709)
Debentures - interest due and paid	(25,051)	(10,423)	0
Loan charges granted to related parties	2,763	0	0
Taxes and charges paid	(14,228)	(57,165)	(51,534)
Cash flows from operational activities	3,620	125,474	177,827
Financial investments	(111)	(144)	22,967
Receipt of loans granted	49,500	0	0
Additions to contract assets, property, plant and equipment and intangible assets	(25,659)	(35,380)	(580,969)
Receipt for alienation	584,983	0	0
Cash flows from investing activities	608,713	(35,524)	(558,002)
Issue of Debentures	0	294,045	0
Issue of loans and financing	59,935	0	0
Payments of principal - debentures	(55,313)	(18,437)	0
Amortization of principal of lease liabilities	(2,338)	(3,041)	(2,988)
Dividends and interest on own capital paid	(11,940)	(195,890)	0
Cash flows from financing activities	(9,656)	76,677	(2,988)
Changes in cash and cash equivalents	R$ 602,677	R$ 166,627	R$ (383,163)